Employee Benefits (Schedule of Movement in Net Defined Benefit Assets Liabilities and in their Components) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Movement in net defined benefit assets (liabilities) [Line Items]
Balance as at the begining of the year	$ 444
Other movements:
Balance as at the end of the year	497	$ 444
Fair value of plan assets [Member]
Movement in net defined benefit assets (liabilities) [Line Items]
Balance as at the begining of the year	444	453
Income (costs) included in profit or loss:
Current service costs	0	0
Interest income (expenses)	24	21
Past service cost	0	0
Effect of movements in exchange rates, net	31	(1)
Included in other comprehensive income:
Actuarial profits (losses) deriving from changes in financial assumptions	0	0
Other actuarial gains (losses)	16	(5)
Change with respect to translation differences, net	17	(6)
Other movements:
Benefits received (paid)	(41)	(24)
Employer contribution	6	6
Balance as at the end of the year	497	444
Defined benefit obligation [Member]
Movement in net defined benefit assets (liabilities) [Line Items]
Balance as at the begining of the year	(605)	(653)
Income (costs) included in profit or loss:
Current service costs	(13)	(13)
Interest income (expenses)	(32)	(31)
Past service cost	0	1
Effect of movements in exchange rates, net	(41)	2
Included in other comprehensive income:
Actuarial profits (losses) deriving from changes in financial assumptions	(13)	38
Other actuarial gains (losses)	0	0
Change with respect to translation differences, net	(29)	11
Other movements:
Benefits received (paid)	70	40
Employer contribution	0	0
Balance as at the end of the year	(664)	(605)
Defined benefit obligation, net [Member]
Movement in net defined benefit assets (liabilities) [Line Items]
Balance as at the begining of the year	(161)	(200)
Income (costs) included in profit or loss:
Current service costs	(13)	(13)
Interest income (expenses)	(8)	(10)
Past service cost	0	1
Effect of movements in exchange rates, net	(10)	1
Included in other comprehensive income:
Actuarial profits (losses) deriving from changes in financial assumptions	(13)	38
Other actuarial gains (losses)	16	(5)
Change with respect to translation differences, net	(12)	5
Other movements:
Benefits received (paid)	29	16
Employer contribution	6	6
Balance as at the end of the year	$ (167)	$ (161)